Overview, Basis of Presentation and Significant Accounting Policies - Estimated Useful Lives (Parenthetical) (Details)	12 Months Ended
Aug. 25, 2017
Land | Penang
Property Plant And Equipment [Line Items]
Lease term, expiration year	2070